Borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Credit facilities	$ 799,796	$ 825,267
Financial liabilities	499,570	549,178
Total borrowings	1,299,366	1,374,445
Less: Current portion of long-term borrowings, net	(221,301)	(255,137)
Less: Deferred finance costs, net	(12,023)	(12,736)
Long-term borrowings, net	$ 1,066,042	$ 1,106,572